INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2019	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 120.4%
Communication Services — 12.8%
8,000	Alphabet, Inc., Class A (a)(b)	9,415,120
42,000	Facebook, Inc., Class A (a)(b)	7,000,980
62,000	Live Nation Entertainment (a)(b)	3,939,480
8,000	Netflix, Inc. (a)(b)	2,852,480

		23,208,060

Consumer Discretionary — 12.1%
20,000	Alibaba Group Holding ADR (a)(b)	3,649,000
4,000	Amazon.com, Inc. (b)	7,123,000
6,000	AutoZone (a)(b)	6,144,720
20,000	Expedia Group	2,380,000
57,000	Penske Automotive Group (a)	2,545,050

		21,841,770

Energy — 4.5%
57,000	Continental Resources, Inc. (a)(b)	2,551,890
50,000	Devon Energy, Inc.	1,578,000
17,500	EOG Resources	1,665,650
15,000	Pioneer Natural Resources (a)	2,284,200

		8,079,740

Financial — 10.4%
13,500	Ameriprise Financial, Inc. (a)	1,729,350
107,000	CIT Group, Inc. (a)	5,132,790
10,000	Diamond Hill Investment Group (a)	1,400,000
90,000	E*TRADE Financial Corp. (a)	4,178,700
67,000	US Bancorp (a)	3,228,730
75,000	Western Alliance Bancorp (a)(b)	3,078,000

		18,747,570

Financials — 2.4%
105,000	Morgan Stanley (a)	4,431,000

Healthcare — 10.3%
15,000	Bio-Rad Laboratories, Inc., Class A (b)	4,585,200
59,000	CryoLife, Inc. (b)	1,721,030
5,000	Intuitive Surgical, Inc. (a)(b)	2,852,900
35,000	LHC Group, Inc. (a)(b)	3,880,100
100,000	Portola Pharmaceuticals, Inc. (b)	3,470,000
194,000	Surgery Partners, Inc. (a)(b)	2,188,320

		18,697,550

Industrials — 9.8%
20,000	Deere & Co.	3,196,800
20,000	IHS Markit (b)	1,087,600
88,000	JetBlue Airways Corp. (a)(b)	1,439,680
1	Pendrell Corp. (b)	153,500
18,000	Roper Technologies, Inc. (a)	6,155,460
22,000	United Rentals (a)(b)	2,513,500
30,500	Waste Management, Inc. (a)	3,169,255

		17,715,795

Information Technology — 51.2%
34,000	Automatic Data Processing (a)	5,431,160
150,000	Avaya Holdings Corp. (a)(b)	2,524,500
25,000	Broadcom, Inc. (a)	7,517,750
138,000	CDK Global, Inc. (a)	8,117,160
60,000	Ciena Corp. (b)	2,240,400
200,000	Cloudera, Inc. (b)	2,188,000
50,000	Cornerstone OnDemand, Inc. (a)(b)	2,739,000
26,000	EPAM Systems (a)(b)	4,397,380

Shares		Value ($)
Common Stocks (continued)
Information Technology (continued)
35,000	Fortinet, Inc. (a)(b)	2,938,950
100,000	GDS Holdings ADR (b)	3,569,000
55,000	Intel Corp. (a)	2,953,500
50,000	Lumentum Holdings, Inc. (b)	2,827,000
180,000	Marvell Technology Group (a)	3,580,200
45,000	Mellanox Technologies, Ltd. (a)(b)	5,326,200
55,000	Micron Technology (b)	2,273,150
42,000	Microsoft Corp.	4,953,480
25,000	Palo Alto Networks, Inc. (a)(b)	6,072,000
193,000	Sage Group	1,763,439
30,000	salesforce.com, Inc. (a)(b)	4,751,100
18,000	Shopify, Class A (a)(b)	3,719,160
60,000	Super Micro Computer (b)	1,267,650
15,000	Twilio, Inc., Class A (b)	1,937,700
61,000	Visa, Inc., Class A (a)	9,527,590

		92,615,469

Pharmaceuticals — 2.7%
55,000	Aerie Pharmaceuticals, Inc. (b)	2,612,500
95,000	Heron Therapeutics, Inc. (b)	2,321,800

		4,934,300

Real Estate — 2.5%
23,000	SBA Communications, Class A, REIT(b)	4,592,180

Telecommunication Services — 1.7%
200,000	Intelsat (b)	3,132,000

	Total Common Stocks (Cost $195,349,752)	217,995,434

Registered Investment Company — 3.8%
374,333	Highland Merger Arbitrage Fund, Class Z (c)	6,891,464

	Total Registered Investment Company (Cost $7,507,823)	6,891,464

Contracts
Purchased Put Options(b) — 0.8%
	Total Purchased Put Options (Cost $2,089,789)	1,493,798

Purchased Call Options(b) — 0.1%
	Total Purchased Call Options (Cost $146,786)	142,450

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Long/Short Equity Fund

Shares		Value ($)
Cash Equivalents — 0.3%
Money Market Fund(d) — 0.3%
466,415	State Street Institutional U.S. Government Money Market Fund, Premier Class 2.390%	466,415

	Total Cash Equivalents (Cost $466,415)	466,415

Total Investments - 125.4% (Cost $205,560,565)		226,989,561

Securities Sold Short — (30.2)%
Exchange-Traded Funds — (5.4)%
(28,000)	ETFMG Alternative Harvest ETF	(1,018,360)
(30,000)	Industrial Select Sector SPDR Fund ETF	(2,250,900)
(42,000)	SPDR S&P Regional Banking ETF	(2,156,280)
(50,000)	SPDR S&P Retail ETF	(2,250,500)
(19,000)	VanEck Vectors Semiconductor ETF	(2,020,270)

	Total Exchange-Traded Funds (Proceeds $9,388,241)	(9,696,310)

Common Stocks — (24.8)%
Communication Services — (0.9)%
(50,000)	Twitter (e)	(1,644,000)

Consumer Discretionary — (3.5)%
(7,000)	Domino’s Pizza	(1,806,700)
(40,000)	eBay, Inc.	(1,485,600)
(11,000)	Tesla, Inc. (e)	(3,078,460)

		(6,370,760)

Financials — (2.2)%
(60,000)	People’s United Financial, Inc.	(986,400)
(40,000)	Principal Financial Group	(2,007,600)
(15,000)	State Street	(987,150)

		(3,981,150)

Industrials — (5.1)%
(31,000)	Fastenal	(1,993,610)
(36,000)	JB Hunt Transport Services	(3,646,440)
(42,000)	Sensata Technologies Holding (e)	(1,890,840)
(30,000)	XPO Logistics, Inc. (e)	(1,612,200)

		(9,143,090)

Information Technology — (12.2)%
(8,000)	Adobe, Inc. (e)	(2,131,920)
(20,000)	Akamai Technologies, Inc. (e)	(1,434,200)
(5,000)	Apple, Inc.	(949,750)
(16,000)	Check Point Software Technologies (e)	(2,023,840)
(30,000)	Citrix Systems, Inc.	(2,989,800)
(10,000)	F5 Networks (e)	(1,569,300)
(4,000)	NVIDIA Corp.	(718,240)
(60,000)	Oracle	(3,222,600)
(28,000)	Paychex, Inc.	(2,245,600)
(25,000)	TE Connectivity	(2,018,750)
(10,000)	Texas Instruments, Inc.	(1,060,700)

Shares		Value ($)
Information Technology (continued)
(25,000)	Zscaler (e)	(1,773,250)

		(22,137,950)

Telecommunication Services — (0.9)%
(45,000)	Zillow Group, Class A (e)	(1,539,000)

	Total Common Stocks (Proceeds $43,435,018)	(44,815,950)

	Total Securities Sold Short- (30.2)% (Proceeds $52,823,259)	(54,512,260)

Other Assets & Liabilities, Net - 5.2%		9,400,921

Net Assets - 100.0%		181,022,996

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $119,587,513.
(b)	Non-income producing security.
(c)	Affiliated issuer. Assets with a total aggregate market value of $6,891,464, or 3.8% of net assets, were affiliated with the Fund as of March 31, 2019.
(d)	Rate shown is 7 day effective yield.
(e)	No dividend payable on security sold short.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of March 31, 2019	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Alphabet	$1,145.00	Jefferies	May 2019	50	5,884,450	$103,064	$136,900
AutoZone	937.50	Jefferies	April 2019	50	5,120,600	30,726	5,875
US Bancorp	48.00	Jefferies	April 2019	800	3,855,200	53,501	81,600
SPDR S&P Biotech ETF	87.00	Jefferies	April 2019	850	7,695,900	177,983	79,050
Automatic Data Processing	150.00	Jefferies	May 2019	170	2,715,580	72,509	27,710
CIT Group	48.00	Jefferies	April 2019	1,070	5,132,790	119,620	96,835
Visa	149.00	Jefferies	April 2019	610	9,527,590	65,690	44,530
Amazon.com	1,715.00	Jefferies	April 2019	20	3,561,500	42,619	29,600
Deere	155.00	Jefferies	April 2019	100	1,598,400	42,400	17,000
salesforce.com	155.00	Jefferies	April 2019	200	3,167,400	49,308	45,600
SPDR S&P 500 ETF Trust	264.00	Jefferies	April 2019	1,000	28,248,000	12,157	1,000
VanEck Vectors Semiconductor ETF	104.00	Jefferies	May 2019	300	3,189,900	78,602	80,100
Fortinet	80.00	Jefferies	April 2019	200	1,679,400	29,258	17,000
Bio-Rad Laboratories	300.00	Jefferies	April 2019	200	6,113,600	51,582	71,000
iShares Russell 2000 ETF	147.00	Jefferies	April 2019	1,250	19,136,250	231,038	85,000
Alibaba Group Holding	175.00	Jefferies	April 2019	180	3,284,100	35,704	27,720
Invesco QQQ Trust Series 1	176.00	Jefferies	May 2019	570	10,240,620	181,062	163,020
SPDR S&P 500 ETF Trust	275.00	Jefferies	May 2019	750	21,186,000	270,916	201,000
Microsoft	113.00	Jefferies	April 2019	300	3,538,200	24,617	18,000
Morgan Stanley	42.00	Jefferies	April 2019	310	1,308,200	15,620	31,620
Roper Technologies	320.00	Jefferies	April 2019	125	4,274,625	30,923	9,688
United Rentals	112.00	Jefferies	April 2019	200	2,285,000	70,718	82,000
Palo Alto Networks	230.00	Jefferies	April 2019	125	3,036,000	35,697	24,000
Shopify	190.00	Jefferies	April 2019	125	2,582,750	52,661	27,750
Intel	52.00	Jefferies	April 2019	800	4,296,000	35,031	31,200
Health Care Select Sector SPDR Fund	89.00	Jefferies	April 2019	1,250	11,468,750	110,361	45,000
CDK Global	55.00	Jefferies	April 2019	800	4,705,600	66,422	14,000

						$2,089,789	$1,493,798

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Deere	$175.00	Jefferies	April 2019	100	1,598,400	$34,549	$1,700
CDK Global	60.00	Jefferies	May 2019	400	2,352,800	68,478	60,000
Automatic Data Processing	160.00	Jefferies	May 2019	170	2,715,580	43,759	80,750

						$146,786	$142,450

Written options contracts outstanding as of March 31, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
US Bancorp	$44.00	Jefferies	April 2019	(800)	(3,855,200)	$(11,139)	$(13,200)
VanEck Vectors Semiconductor ETF	93.00	Jefferies	May 2019	(300)	(3,189,900)	(18,428)	(16,200)
United Rentals	105.00	Jefferies	April 2019	(200)	(2,285,000)	(30,497)	(28,000)

						$(60,064)	$(57,400)

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Shopify	$230.00	Jefferies	April 2019	(125)	(2,582,750)	$(12,964)	$(8,750)
Microsoft	125.00	Jefferies	May 2019	(150)	(1,769,100)	(17,978)	(17,250)
Visa	165.00	Jefferies	June 2019	(250)	(3,904,750)	(45,777)	(54,500)
Fortinet	95.00	Jefferies	May 2019	(150)	(1,259,550)	(22,306)	(15,750)

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of March 31, 2019	Highland Long/Short Equity Fund

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
Roper Technologies	350.00	Jefferies	May 2019	(90)	(3,077,730)	(30,484)	(59,400)
CDK Global	55.00	Jefferies	May 2019	(400)	(2,352,800)	(92,973)	(190,000)
Intel	60.00	Jefferies	May 2019	(500)	(2,685,000)	(16,355)	(11,500)
VanEck Vectors Semiconductor ETF	112.00	Jefferies	May 2019	(150)	(1,594,950)	(29,206)	(21,300)
Bio-Rad Laboratories	350.00	Jefferies	May 2019	(100)	(3,056,800)	(39,418)	(19,750)
Amazon.com	1,890.00	Jefferies	April 2019	(20)	(3,561,500)	(22,295)	(11,700)
Invesco QQQ Trust Series 1	180.00	Jefferies	May 2019	(250)	(4,491,500)	(115,695)	(112,750)
SPDR S&P 500 ETF Trust	282.00	Jefferies	May 2019	(200)	(5,649,600)	(104,641)	(123,800)
Automatic Data Processing	155.00	Jefferies	May 2019	(170)	(2,715,580)	(76,890)	(129,200)
AutoZone	1,060.00	Jefferies	April 2019	(25)	(2,560,300)	(6,804)	(14,675)
Palo Alto Networks	262.50	Jefferies	April 2019	(125)	(3,036,000)	(12,464)	(7,500)

						$(646,250)	$(797,825)

The Fund had the following swap contracts, for which $440,000 was pledged as collateral, open at March 31, 2019:

Swap contracts outstanding as of March 31, 2019 were as follows:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)	Market Value ($)
LONG EQUITY TRS
SSFT	1.57	Quarterly	Morgan Stanley	August 17, 2020	USD	(59,377)	—	(59,377)	(59,377)
UMOL	1.47	Quarterly	Morgan Stanley	May 17, 2019	USD	(28,154)	—	(28,154)	(28,154)
UTML	1.48	Quarterly	Morgan Stanley	May 17, 2019	USD	(45,848)	—	(45,848)	(45,848)

Total Long Equity Index TRS									(133,379)

Total Total Return Swaps									(133,379)